Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
8.	INVENTORIES

Inventories consist of:

	2016	2015

Raw materials and supplies	$1,007	$843
Work-in-process	264	246
Finished goods	327	311
Tooling and engineering	1,206	1,164

	$2,804	$2,564

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.